Risks and Financial Instruments - Additional Information (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Disclosure of detailed information about financial instruments [line items]
Net liability position	R$ 1,553,435	R$ 1,488,971
Number of customer or group accounts for more than 10% of total revenue	0
Investment plan	R$ 1,890,763
Cash, cash equivalents, and short-term financial investments	7,694,752
Notional amount of foreign exchange hedging instruments for highly probable future transactions designated as fair value hedge, related to notes in the foreign market | $			$ 468,215	$ 550,000
Unrealized loss of other comprehensive income, net of deferred income and social contribution taxes	315,403	293,277
Notional amount of foreign exchange hedging instruments for highly probable future transactions designated as cash flow hedge, related to future sales revenues | $				60,000
Unrealized loss of other comprehensive income, net of deferred IRPJ and CSLL		74
Balance of foreign exchange hedging instruments designated as net investments hedge in foreign entities | $			$ 95,000	$ 95,000
Unrealized loss of other comprehensive income, net of deferred income and social contribution taxes	73,108	R$ 55,682
Maturity of foreign exchange hedging instruments | $ / shares			$ 8.23	$ 5.76
Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Gross indebtedness	R$ 3,620,550
Scenario I [member]
Disclosure of detailed information about financial instruments [line items]
Floating interest rate variation	10.00%
Likely scenario pre-fixed interest rate deterioration.	10.00%
Scenario II [member]
Disclosure of detailed information about financial instruments [line items]
Floating interest rate variation	25.00%
Likely scenario pre-fixed interest rate deterioration.	25.00%
Scenario III [member]
Disclosure of detailed information about financial instruments [line items]
Floating interest rate variation	50.00%
Likely scenario pre-fixed interest rate deterioration.	50.00%